Stockholders’ Equity (Details) - Schedule of common stock - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Total, Authorized Shares	835,000,000	835,000,000	835,000,000
Total, Issued Shares	302,197,606	168,693,323	157,100,184
Total, Shares to be Issued	20,410,111	153,152,718
Total Issued and to be Issued Shares	322,607,717	321,846,041	157,100,184
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Authorized Shares	10,000,000	10,000,000	10,000,000
Preferred Stock, Issued Shares
Preferred Stock, Shares to be Issued
Preferred Stock, Total Issued and to be Issued Shares
Class A Common Stock [Member]
Class of Stock [Line Items]
Class A Common Stock, Authorized Shares	750,000,000	750,000,000	750,000,000
Class A Common Stock, Issued Shares	238,197,018	168,693,323	93,099,596
Class A Common Stock, Shares to be Issued	20,410,111	89,152,130
Class A Common Stock, Total Issued and to be Issued Shares	258,607,129	257,845,453	93,099,596
Common Class B [Member]
Class of Stock [Line Items]
Class B Common Stock, Authorized Shares	75,000,000	75,000,000	75,000,000
Class B Common Stock, Issued Shares	64,000,588		64,000,588
Class B Common Stock, Shares to be Issued		64,000,588
Class B Common Stock, Total Issued and to be Issued Shares	64,000,588	64,000,588	64,000,588